Employee Benefit Plans - Assumptions Used in Determine Benefit Obligations and Net Periodic Post-Retirement Plan Expense (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	4.20%	4.70%	3.70%
Weighted average discount rate to determine net costs	4.70%	3.70%	4.60%
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	4.20%	4.70%	3.80%
Weighted average discount rate to determine net costs	4.70%	3.80%	4.60%